Transactions With Related Parties (Details) - Schedule of income (expense) recorded due to transactions with related parties - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Companies of The Group [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		$ (24,428)	$ (30,586)	$ (41,181)
Fee and commission income and expenses		134,404	46,823	28,274
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]	(751,605)	(390,737)	(586,318)
Other operating income and expenses		552	492	406
Key personnel compensation and expenses
Administrative and other expenses		(66,895)	(45,478)	(11,877)
Total		(707,972)	(419,486)	(610,696)
Associated Companies [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		51	21	(5,235)
Fee and commission income and expenses		25,445	22,596	14,499
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]	187,300	240,565	(84,236)
Other operating income and expenses		(525)	(522)	(2,026)
Key personnel compensation and expenses
Administrative and other expenses		(54,953)	(16,763)	(47,757)
Total		157,318	245,897	(124,755)
Key Personnel [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		1,905	1,202	1,151
Fee and commission income and expenses		202	152	232
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]
Other operating income and expenses
Key personnel compensation and expenses		(36,579)	(31,961)	(37,377)
Administrative and other expenses
Total		(34,472)	(30,607)	(35,994)
Other related parties [Member]
Income (expense) recorded
Interest income and inflation-indexation adjustments		9	10	26
Fee and commission income and expenses		11	24	28
Net income (expense) from financial operations and net foreign exchange gain (loss)	[1]
Other operating income and expenses
Key personnel compensation and expenses
Administrative and other expenses
Total		$ 20	$ 34	$ 54

[1]	Primarily relates to derivative contracts used to financial hedge of exchange risk of assets and liabilities that cover positions of the Bank and its subsidiaries,